Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	At September 30, 2023 and December 31, 2022, the Company’s accounts receivable consisted of the following:
	2023	2022
Billed:
Construction services	$887,045	$1,310,456
Other receivable	—	115,746
Total gross receivables	887,045	1,426,202
Less: allowance for credit losses	(145,746)	(145,746)
Total net receivables	$741,299	$1,280,456
At December 31, 2022, 2021 and 2020, the Company’s accounts receivable consisted of the following:
	2022	2021	2020
Billed:
Construction services	$1,310,456	$2,293,187	$1,391,555
Engineering services	—	86,388	86,264
Medical revenue	—	679,446	1,157,819
Retainage receivable	—	635,049	615,136
Other receivable	115,746	186,692	180,748
Total gross receivables	1,426,202	3,880,762	3,431,522
Less: allowance for credit losses	(145,746)	(963,116)	(795,914)
Total net receivables	$1,280,456	$2,917,646	$2,635,608